Financial assets, liabilities and financial result (excluding Orange Bank) - BT securities (Details) £ / shares in Units, € in Millions, £ in Millions, shares in Millions				12 Months Ended
	Jun. 19, 2017 EUR (€) £ / € shares	Jan. 29, 2016 GBP (£) £ / € shares	Jan. 29, 2016 EUR (€) £ / € shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 £ / shares	Dec. 31, 2017 EUR (€) £ / € shares	Dec. 31, 2015 EUR (€)
Disclosure of financial assets [line items]
Proceeds from sales of investment securities, net of cash transferred				€ 515	€ 4,588
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Proceeds from sales of investment securities, net of cash transferred				515	4,588
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
BT shares received as remuneration for the disposal of EE					2,462
Financial assets, fair value					1,878		€ 1,067	€ 144
Available for sale securities, BT shares [member]
Disclosure of financial assets [line items]
Equity interest (as a percent)		4.00%	4.00%				2.67%
Shares held (in shares) | shares		399	399				266
Exchange rate | £ / €	0.88168	0.76228	0.76228
Percentage of investment securities sold (as a percent)	33.33%
Shares sold (in shares) | shares	133
Proceeds from sales of investment securities, net of cash transferred	€ 433			433
Share price (in pounds per share) | £ / shares						£ 2.717
Closing rate | £ / €							0.88723
Available for sale securities, BT shares [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
BT shares received as remuneration for the disposal of EE		£ 1,877	€ 2,462
Available for sale securities, BT shares [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Impairment on BT shares net of hedge of FX risk				(293)	(602)
Effect of foreign exchange hedging risk on sale of investment				11
Available for sale securities, BT shares [member] | Telecom activities, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Foreign exchange hedging effect				32	151
Fair value of investment securities sold					570
Profit and loss on sale of investment				€ (126)
Financial assets, fair value					1,709		€ 814
Financial assets, fair value, current shares held					€ 1,139